Dividend Per Ordinary Share - Schedule of Dividends to Shareholders of the Parent (Detail) - EUR (€) € / shares in Units, € in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2019	Aug. 31, 2018	May 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of Dividends [abstract]
Dividend per ordinary share paid	€ 0.44	€ 0.24	€ 0.43			€ 0.68
Dividends paid	€ 1,714	€ 934	€ 1,673			€ 2,648
Dividends per ordinary share				€ 0.24	€ 0.24
Dividends				€ 935